Commitments and Contingencies	6 Months Ended
Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
12.	COMMITMENTS AND CONTINGENCIES

Contingencies

From time to time, the Company may be subject to certain legal proceedings, claims and disputes that arise in the ordinary course of business. Although the outcomes of these legal proceedings cannot be predicted, the Company does not believe these actions, in the aggregate, will have a material adverse impact on its financial position, results of operations or liquidity.

Lease commitment

As of June 30, 2021, the Company leases offices space under certain non-cancelable operating lease arrangements, five of which had a term over 12 months. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company discounted lease payments based on an estimate of its incremental borrowing rate to present value.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheet.

	June 30, 2021	December 31, 2020
	(unaudited)
Rights of use lease assets	$158,656	$65,137

Operating lease liabilities, current	$130,949	$62,160
Operating lease liabilities, noncurrent	12,764	-
Total operating lease liabilities	$143,713	$62,160

As of June 30, 2021 and December 31, 2020, the weighted average remaining lease term was 0.90 years and 0.39 years, respectively, and discount rates were 4.75% for all of the operating leases.

Rental expense for the six months ended June 30, 2021 and 2020 were $153,841 and $141,074, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2021:

June 30, 2021
(unaudited)
Six months ending December 31, 2021	$131,964
Year ending December 31, 2022 and thereafter	17,700
Total lease payments	149,664
Less: imputed interest	(5,951)
Present value of lease liabilities	$143,713